Share-based compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-based compensation	. Share-based compensation:
In December 2005, Seaspan’s board of directors adopted the Seaspan Corporation Stock Incentive Plan, which was administered by Seaspan’s board of directors and, under which its officers, employees and directors could be granted options, restricted shares, phantom share units and other stock-based awards as determined by the Seaspan board of directors. Upon consummation of the Reorganization, Atlas assumed Seaspan’s equity-based compensation plans, including the Seaspan Corporation Stock Incentive Plan. Awards previously granted under the Seaspan Corporation Stock Incentive Plan are now exercisable for Atlas common shares instead of Seaspan common shares.
In connection with the Reorganization, the Seaspan Plan was amended and restated as the Atlas Corp. Stock Incentive Plan (the “Atlas Plan”). In June 2020, the Atlas Plan was amended and restated to increase the number of common shares issuable under the Atlas Plan from 5,000,000 to 10,000,000.
At December 31, 2021, there are 1,149,008 (December 31, 2020 – 1,993,398) remaining shares left for issuance under this Plan.
A summary of the Company’s outstanding restricted shares, phantom share units, and restricted stock units as of and for the twelve months ended December 31, 2021, 2020, and 2019 are presented below:

	Restricted shares		Phantom share units		Restricted stock units		Stock options
	Number of shares	W.A. grant date FV	Number of units	W.A. grant date FV	Number of units	W.A. grant date FV	Number of options	W.A. grant date FV
December 31, 2018	85,742	$7.28	567,002	$12.97	584,771	$7.91	500,000	$2.45
Granted	67,400	8.15	—	—	249,732	8.90	—	—
Vested and exercised	(85,742)	7.28	(60,001)	16.68	(224,073)	8.59	—	—
Cancelled	—	—	—	—	(33,466)	9.05	—	—
December 31, 2019	67,400	$8.15	507,001	$12.53	576,964	$8.01	500,000	$2.45
Granted	1,051,492	7.84	—	—	1,824,786	7.83	1,500,000	2.57
Vested and exercised	(67,400)	8.15	(20,000)	6.85	(313,231)	9.32	—	—
Cancelled	—	—	—	—	(79,635)	9.84	—	—
December 31, 2020	1,051,492	$7.84	487,001	$12.76	2,008,884	$7.57	2,000,000	$2.54
Granted	75,910	10.79	—	—	819,381	13.44	—	—
Vested and exercised	(1,051,492)	7.84	—	—	(326,135)	10.26	—	—
Cancelled	(11,984)	10.62	—	—	(35,402)	12.45	—	—
December 31, 2021	63,926	$10.82	487,001	$12.76	2,466,728	$9.10	2,000,000	$2.54
Vested and exercisable, December 31, 2021	—	$—	487,001	$12.76	—	$—	600,000	$2.55
During the year ended December 31, 2021, the Company amortized $11,203,000 (2020 – $7,068,000; 2019 - $3,310,000) in share-based compensation expense related to the above share-based compensation awards.
At December 31, 2021, there was $22,392,000 (2020 – $22,334,000) of total unamortized compensation costs relating to unvested share-based compensation awards, which are expected to be recognized over a weighted-average period of 26 months.
(a)Restricted shares and phantom share units:
Common shares are issued on a one-for-one basis in exchange for the cancellation of vested and exchanged phantom share units. The restricted shares generally vest over one year and the phantom share units generally vest over three years.
During the year ended December 31, 2021, the Company granted 75,910 restricted shares to its board of directors and the restricted shares vest on January 1, 2022.
During the year ended December 31, 2020, the Company granted 1,051,492 restricted shares to its board of directors. 1,000,000 restricted shares have requisite service periods ending on December 31, 2022. The remaining 51,492 restricted shares vested on January 1, 2021.
20.    Share-based compensation (continued):
(b)Restricted stock units:
The restricted stock units generally vest over two or five years, in equal tranches. Upon vesting of the restricted stock units, the participant will receive common shares.
In August 2021, the Company granted certain executive officers 550,000 restricted stock units. The restricted stock units vest in five tranches annually beginning on January 3, 2022 and have a grant date fair value of $13.44 per unit.
In June 2020, the Company granted the Chief Executive Officer (“CEO”) 1,500,000 restricted stock units. The restricted stock units vest in five tranches annually over five years beginning December 31, 2021 and have a grant date fair value of $7.25 per unit.
(c)Stock options:
In June 2020, the Company granted the CEO stock options to acquire 1,500,000 common shares at an exercise price of $7.80 per share. The stock options vest in five tranches annually over five years beginning December 31, 2021 and expire on June 24, 2030.